Debt financing and capital lease obligation - Schedule of Aggregate Principal and Interest Repayments Due for Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Redemption [Line Items]
Capital lease obligations	$ 4,548,448	$ 3,536,792
Principal [Member]
Debt Instrument, Redemption [Line Items]
2015	11,161
2016	11,585
2017	12,029
2018	12,510
2019	12,991
Thereafter	22,630
Capital lease obligations	82,906
Interest [Member]
Debt Instrument, Redemption [Line Items]
2015	3,247
2016	2,787
2017	2,306
2018	1,785
2019	1,263
Thereafter	890
Capital lease obligations	12,278
Total [Member]
Debt Instrument, Redemption [Line Items]
2015	14,408
2016	14,372
2017	14,335
2018	14,295
2019	14,254
Thereafter	23,520
Capital lease obligations	$ 95,184